Document And Entity Information	Sep. 21, 2020
Document Information Line Items
Entity Registrant Name	FINTECH ACQUISITION CORP. III
Trading Symbol	FTAC
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001729756
Document Period End Date	Sep. 21, 2020
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38744
Entity Tax Identification Number	82-0895994
Entity Address, Address Line One	2929 Arch Street
Entity Address, Address Line Two	Suite 1703
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19104
City Area Code	(215)
Local Phone Number	701-9555
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Security Exchange Name	NASDAQ